Appendix 1 Companies From The ENEL AMERICAS Group - Schedule of Percentage of Control in Subsidiaries (Detail)							6 Months Ended	12 Months Ended
	Mar. 05, 2021	Mar. 04, 2021	Oct. 22, 2020	Sep. 22, 2020	May 08, 2020	May 04, 2020	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [Line Items]
Percentage of Ownership	82.30%	75.18%					100.00%
Central Dock Sud S.A. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								70.24%	70.24%
Percentage of Ownership								70.24%	70.24%
Compania de Transmision del Mercosur S.A. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%	100.00%
Percentage of Ownership								100.00%	100.00%
Compania Distribuidora y Comercializadora de Energia S.A. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership								48.30%
Distrilec Inversora S.A. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of direct ownership								51.50%	51.50%
Percentage of Ownership								51.50%	51.50%
Empresa Distribuidora Sur S.A. (Distribution) [Member]
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								99.45%	99.45%
Percentage of Ownership								99.45%	99.45%
Enel Argentina S.A. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of direct ownership								99.92%	99.92%
Percentage of Ownership								99.92%	99.92%
Enel Trading Argentina S.R.L. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of direct ownership								55.00%	55.00%
Percentage of indirect ownership								45.00%	45.00%
Percentage of Ownership								100.00%	100.00%
Enel Generacion El Chocon S.A. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								67.67%	67.67%
Percentage of Ownership								67.67%	67.67%
Enel Brasil S A
Disclosure of subsidiaries [Line Items]
Percentage of Ownership							100.00%
Enel Generacin Costanera S.A. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								75.68%	75.68%
Percentage of Ownership					68.826%	65.006%		75.68%	75.68%
Hidroinvest S.A. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of direct ownership								41.94%	41.94%
Percentage of indirect ownership								54.76%	54.76%
Percentage of Ownership								96.70%	96.70%
Inversora Dock Sud S.A. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of direct ownership								57.14%	57.14%
Percentage of Ownership								57.14%	57.14%
Inversora Codensa S.A.S. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%	100.00%
Percentage of Ownership								100.00%	100.00%
Sociedad Portuaria Central Cartagena S.A. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								99.99%	99.99%
Percentage of Ownership								99.99%	99.99%
Transportadora De Energia S A
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%	100.00%
Percentage of Ownership								100.00%	100.00%
Enel Green Power Argentina [[Member]
Disclosure of subsidiaries [Line Items]
Percentage of direct ownership								99.24%
Percentage of indirect ownership								0.76%
Percentage of Ownership								100.00%
ESSA2 S.P.A. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of direct ownership								100.00%
Percentage of Ownership								100.00%
Energia y Servicios South America S.P.A. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of direct ownership								100.00%
Percentage of Ownership								100.00%
Compaa Distribuidora y Comercializadora de Energa S.A. - Codensa [Member]
Disclosure of subsidiaries [Line Items]
Percentage of direct ownership								48.30%	48.30%
Percentage of Ownership								48.30%	48.30%
Emgesa S.A. E.S.P. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of direct ownership								48.48%	48.48%
Percentage of Ownership								48.48%	48.48%
Enel X Colombia S.A.S [Member]
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%	100.00%
Percentage of Ownership			100.00%					100.00%	100.00%
Bogota ZE S.A.S.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%	100.00%
Percentage of Ownership								100.00%	100.00%
Fontibon ZE S.A.S. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
USME ZE S.A.S [Member]
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Colombia S.A.S E.S.P. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of direct ownership								100.00%
Percentage of Ownership								100.00%
EGP Fotovoltaica La Loma S.A.S Under Liquidation [Member]
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Guayepo Solar S.A.S. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Latamsolar Fotovoltaica Fundacin S.A.S. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Atlantico Photovoltaic S.A.S. ESP [Member]
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Peru S.A.C.
Disclosure of subsidiaries [Line Items]
Percentage of direct ownership								100.00%	100.00%
Percentage of Ownership								100.00%	100.00%
Chinango S.A.C. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								80.00%	80.00%
Percentage of Ownership								80.00%	80.00%
Enel Generacin Per S.A.A. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								83.60%	83.60%
Percentage of Ownership								83.60%	83.60%
Enel Distribucin Per S.A.A. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								83.15%	83.15%
Percentage of Ownership								83.15%	83.15%
Enel Generacion Piura S.A. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								96.50%	96.50%
Percentage of Ownership								96.50%	96.50%
Enel X Peru S.A.C [Member]
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								99.99%	99.99%
Percentage of Ownership								99.99%	99.99%
Compania Energetica Veracruz S.A.C [Member]
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%	100.00%
Percentage of Ownership								100.00%	100.00%
Enel Green Power Peru S.A. (USD) [Member]
Disclosure of subsidiaries [Line Items]
Percentage of direct ownership								100.00%
Percentage of Ownership								100.00%
Empresa de Generacin Elctrica Los Pinos S.A [Member]
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Empresa De Generacion Electrica Marcona S.A.C. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Energtica Monzon S.A.C [Member]
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Guatemala, S.A. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Generadora de Occidente, Ltda [Member]
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Generadora Montecristo, S.A. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Renovables de Guatemala, S.A. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Transmisora de Energia Renovable, S.A. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Tecnoguat, S.A. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								75.00%
Percentage of Ownership								75.00%
Enel Green Power Panam, S.R.L. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of direct ownership								0.03%
Percentage of indirect ownership								99.97%
Percentage of Ownership								100.00%
Enel Fortuna S.A. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								50.06%
Percentage of Ownership								50.06%
Enel Solar, S.R.L. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Generadora Eolica Alto Pacora, S.A. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Generadora Solar Tole, S.A. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Llano Sanchez Solar Power One, S.A. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Generadora Solar Austral, S.A. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Jaguito Solar Ten MW S.A. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Progreso Solar Twenty MW S.A. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Generadora Solar El Puerto, S.A. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Generadora Solar de Occidente, S.A. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Costa Rica S.A. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Energia Global Operaciones S.A. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
PH Chucs S.A. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of direct ownership								99.50%
Percentage of indirect ownership								65.00%
Percentage of Ownership								65.00%
PH Don Pedro S.A. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of direct ownership								99.46%
Percentage of indirect ownership								33.44%
Percentage of Ownership								33.44%
PH Rio Volcan S.A. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of direct ownership								99.15%
Percentage of indirect ownership								34.32%
Percentage of Ownership								34.32%
Enel Uruguay S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%	100.00%
Percentage of Ownership								100.00%	100.00%
Enel Distribucin Rio S.A. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								99.73%	99.73%
Percentage of Ownership								99.73%	99.73%
EGP Cachoeira Dourada S.A. [Member].
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								99.75%	99.75%
Percentage of Ownership								99.75%	99.75%
Enel Generacin Fortaleza S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%	100.00%
Percentage of Ownership								100.00%	100.00%
Enel Cien S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%	100.00%
Percentage of Ownership								100.00%	100.00%
Enel Distribucin Cear S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								74.05%	74.05%
Percentage of Ownership								74.05%	74.05%
Enel Brazil S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of direct ownership								100.00%	100.00%
Percentage of Ownership								100.00%	100.00%
Enel X Brazil S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%	100.00%
Percentage of Ownership								100.00%	100.00%
Enel Distribucin Goias S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								99.96%	99.96%
Percentage of Ownership								99.96%	99.96%
Enel Distribucin Sao Paulo S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%	100.00%
Percentage of Ownership								100.00%	100.00%
Enel Green Power Proyectos I (Volta Grande) S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%	100.00%
Percentage of Ownership								100.00%	100.00%
Luz de Angra Energa S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								51.00%	51.00%
Percentage of Ownership				51.00%				51.00%	51.00%
Central Generadora Fotovoltaica Sao Francisco Ltda.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%	100.00%
Percentage of Ownership								100.00%	100.00%
Enel Tecnologa de Redes S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership									100.00%
Percentage of Ownership									100.00%
Enel Trading Brazil S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%	100.00%
Percentage of Ownership								100.00%	100.00%
Enel Green Power Desenvolvimento Ltda.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Alvorada Energia S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Apiacas Energia S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Alba Energia Ltda.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Bondia Energia Ltda.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power So Gonalo 4 S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power So Gonalo 2 S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Sao Gonalo 22 S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power So Gonalo 5 S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power So Gonalo 1 S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power So Gonalo 21 S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power So Gonalo 10 S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power So Gonalo 3 S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos De Santa ngela 4 S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos De Santa ngela 19 S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos De Santa Esperana 13 S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos De Santa ngela 5 S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos De Santa ngela 8 S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos De Santa ngela 3 S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos De Santa ngela 11 S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos De Santa ngela 7 S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos De Santa ngela 6 S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos De Santa ngela 15 S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos De Santa ngela 14 S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos De Santa ngela 9 S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos De Santa ngela 17 S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos De Santa ngela 21 S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos De Santa Angela 1 S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos De Santa Angela 2 S.A
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos De Santa ngela 10 S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos De Santa ngela 20 S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Zeus II - Delfina 8 S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos De Santa Esperanca 15 S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos De Santa Esperana 17 S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Central Geradora Fotovoltaica Bom Nome Ltda.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Parque Eolico Palmas Dos Ventos Ltda.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Boa Vista 01 Ltda.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Zeus Sul 1 Ltda.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enelpower do Brazil Ltda.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power So Gonalo 6 S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos De Santa ngela Energias Renovveis S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Cumaru 01 S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Cumaru 02 S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Cumaru 03 S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Cumaru 04 S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Cumaru 05 S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power So Gonalo 07 S.A.
Disclosure of subsidiaries [Line Items]
Country								Brazil
Functional Currency								Brazilian Real
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power So Gonalo 08 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power So Gonalo 11 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power So Gonalo 12 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos De Santa Esperana 08 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos De Santa Esperana 16 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos De Santa Esperana 21 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos De Santa Esperana 22 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos De Santa Esperana 25 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos De Santa Esperana 26 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos De Santa ngela ACL 12 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos De Santa Angela Acl 13 S.A
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos De Santa Angela Acl 16 S.A
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos De Santa Angela Acl 18 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Isamu Ikeda Energia S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Cumaru Participacoes S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Lagoa Participaes S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Aroeira 09 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos De Santa Esperana Participaes S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Primavera Energia S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Quatiara Energia S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos de So Roque 01 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos de So Roque 02 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos de So Roque 04 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos de So Roque 08 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos de So Roque 11 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos de So Roque 16 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos de So Roque 17 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Sao Goncalo 17 S.A
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos de So Roque 18 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Sao Goncalo 14 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Sao Goncalo 15 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Sao Goncalo 19 S.A
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power So Gonalo 18 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Fontes dos Ventos 2 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Socibe Energia S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Fontes Dos Ventos 3 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos de So Roque 22 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos de So Roque 26 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos de So Roque 29 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos de So Roque 13 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos de So Roque 19 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power So Micael 04 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos De Santa Esperana 1 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos De Santa Esperana Energias Renovveis S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power So Micael 02 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos de Santa Esperana 7 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power So Micael 03 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power So Micael 01 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Cumaru Solar 01 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Cumaru Solar 02 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos de Santa Esperanca 3 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Cristal Eolica S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Ventos de Sao Roque Energias Renovaveis S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Sao Judas Eolica S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Fotons de Santo Anchieta Energias Renovaveis S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Primavera Eolica S.A
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos de Santo Orestes 1 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos de Santo Orestes 2 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Zeus Sul 2 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Lagoa Do Sol 01 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos de Sao Roque 03 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Lagoa Do Sol 03 S.A
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos de Sao Roque 05 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Lagoa Do Sol 04 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Emiliana Eolica S.A
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos de Sao Roque 07 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Joana Eolica S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Sao Micael 05 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Pau Ferro Eolica S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Pedra Do Geronimo Eolica S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Tacaico Eolica S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Jade Energia Ltda.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Lagoa Do Sol 02 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Cerrado Solar S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Brejolandia Solar S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Esperanca Solar S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Fontes Solar S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Lagoa III Participacoes S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Morro do Chapu Solar 01 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Lagoa II Participacoes S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ventos de Sao Roque 06 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Lagoa do Sol 05 S.A
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Lagoa do Sol 06 S.A
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Lagoa do Sol 07 S.A
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Ventos De Santo Orestes Energias Renovaveis S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Modelo I Eolica S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Modelo II Eolica S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Aroeira 04 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Aroeira 03 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Aroeira 08 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Fontes II Participacoes S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Cabeca De Boi S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Dois Riachos Eolica S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Fazenda S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Salto Apiacs S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Aroeira 07 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Aroeira 06 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Aroeira 05 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Aroeira 01 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Aroeira 02 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Damascena Eolica S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Esperanca Eolica S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Manicoba Eolica S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Solucoes Energeticas Ltda.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Delfina A Eolica S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Delfina B Eolica S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Delfina C Eolica S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Delfina D Eolica S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Delfina E Eolica S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ituverava Norte Solar S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ituverava Sul Solar S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Ituverava Solar S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Boa Vista Eolica S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Morro Do Chapeu I Eolica S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Morro Do Chapeu II Eolica S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Sao Abraao Eolica S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Mourao S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Paranapanema S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Horizonte MP Solar S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Novo Lapa 03 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Novo Lapa 06 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Novo Lapa 07 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Novo Lapa 08 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Novo Lapa 01 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Novo Lapa 02 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Novo Lapa 04 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Novo Lapa 05 S.A
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Lagoa do Sol 08 S.A
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Lagoa do Sol 09 S.A
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Fazenda Aroeira Empreendimento de Energia Ltda.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Nova Olinda 01 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Nova Olinda 07 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Nova Olinda 05 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Nova Olinda 09 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Nova Olinda 04 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Nova Olinda 02 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Nova Olinda 03 S.A.
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Nova Olinda 06 S.A
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%
Enel Green Power Nova Olinda 08 S.A
Disclosure of subsidiaries [Line Items]
Percentage of indirect ownership								100.00%
Percentage of Ownership								100.00%